                                  FORM N-SAR
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES



Report for fiscal year ending:                                         12/31/99


Is this an amendment to a previous filing?                             N

[THOSE ITEMS OR SUB-ITEMS WITH A BOX AFTER THE ITEM NUMBER SHOULD BE COMPLETED ONLY IF THE ANSWER HAS CHANGED FROM THE PREVIOUS FILING ON THIS FORM.]

1.  A.    Registrant Name:            NATIONAL VARIABLE ANNUITY ACCOUNT II

    B.    File Number:                811-08015

    C.    Telephone Number:           802-229-3333

2.  A.    Street:                     ONE NATIONAL LIFE DRIVE
    B.    City:                       MONTPELIER
    C.    State:                      VERMONT
    D.    Zip Code:                   05604

3.  Is this the first filing on this form by Registrant?                N

4.  Is this the last filing on this form by Registrant?                 N

5.  Is Registrant a small business investment company (SBIC)?           N

6.  Is Registrant a unit investment trust (UIT)?                        Y
    [IF ANSWER IS "Y" (YES), COMPLETE ONLY ITEMS 111 THROUGH 132]
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111.  A.     Depositor Name:          NATIONAL LIFE INSURANCE COMPANY

      B.     File Number (if any):    N/A

      C.     City:                    MONTPELIER
             State:                   VERMONT
             Zip Code:                05604




112.  A.     Sponsor Name:            NATIONAL LIFE INSURANCE COMPANY

      B.     File Number (if any):    N/A

      C.     City:                    MONTPELIER
             State:                   VERMONT
             Zip Code:                05604


113.  N/A

114.  A.    Principal Underwriter Name:        EQUITY SERVICES, INC.
      B.    File Number:                       8-14286
      C.    City:                              MONTPELIER
            State:                             VERMONT
            Zip Code:                          05604

115.  A.     Independent Public Account Name:         PricewaterhouseCoopers LLP
             City:                                    HARTFORD
             State:                                   CONNECTICUT
             Zip Code:                                06103

116.  Family of investment companies information:

      A.  Is Registrant part of a family of investment companies?    N


117.  A.  Is Registrant a separate account of an insurance company?  Y

          If answer is "Y" (Yes), are any of the following types of contracts funded by the Registration:

      B.  Variable annuity contracts?                                Y

         C.  Scheduled premium variable life contracts                  N

         D.  Flexible premium variable life contracts?                  N

         E.  Other types of insurance products registered under
             the Securities Act of 1933?                                N

118.     State the number of series existing at the end of the
         period that had securities registered under the Securities
         Act of 1933                                                    1

119.     State the number of new series for which registration
         statements under the Securities Act of 1933 became
         effective during the period                                    0

120.     State the total value of the portfolio securities on
         the date of deposit for the new series included in
         item 119 ($000's omitted) -                                    0

121.     State the number of series for which a current prospectus
         was in existence at the end of the period                      1

122.     State the number of existing series for which additional
         units were registered under the Securities Act of 1933
         during the current period                                      1

123.     State the total value of the additional units considered in
         answering item 122 ($000's omitted)                            $76,453

124.     State the total value of units of prior series that were
         placed in the portfolios of subsequent series during the
         current period (the value of these units is to be measured on the date they were placed in the subsequent series)
         ($000's omitted)                                               $   0

125.     State the total dollar amount of sales loads collected
         (before reallowances to other brokers or dealers) by
         Registrant's principal underwriter and any underwriter
         which is an affiliated person of the principal underwriter during the current period solely from the sale of units of
         all series of Registrant: ($000's omitted)                     $  73

126.     Of the amount shown in Item 125, state the total dollar
         amount of sales loads collected from secondary market
         operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
         portfolio of a subsequent series.)  ($000's omitted)           $   0
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127.     List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

--------------------------------------------------------------------------------------------------------
                                                  Number of          Total Assets     Total Income
                                                  Series             ($000's          Distributions
                                                  Investing          omitted)         ($000's omitted)
--------------------------------------------------------------------------------------------------------
 A.  U.S. Treasury direct use                                          $                  $
--------------------------------------------------------------------------------------------------------
 B.  U. S. Government agency                                           $                  $
--------------------------------------------------------------------------------------------------------
 C.  State and municipal tax-free                                      $                  $
--------------------------------------------------------------------------------------------------------
 D.  Public utility debt                                               $                  $
--------------------------------------------------------------------------------------------------------
 E.  Brokers and dealers debt or debt                                  $                  $
       of brokers' or dealers' parents
--------------------------------------------------------------------------------------------------------
 F.  All other corporate intermed. &                                   $                  $
       long-term debt
--------------------------------------------------------------------------------------------------------
 G.  All other corporate short-term debt                               $                  $
--------------------------------------------------------------------------------------------------------
 H.  Equity securities of brokers or dealers                           $                  $
       or parents of brokers or dealers
--------------------------------------------------------------------------------------------------------
 I.  INVESTMENT COMPANY EQUITY SECURITIES              1               $ 138,558          $  3,349
--------------------------------------------------------------------------------------------------------
 J.  All other equity securities                                       $                  $
--------------------------------------------------------------------------------------------------------
 K.  Other securities                                                  $                  $
--------------------------------------------------------------------------------------------------------
 L.  Total assets of all series of Registrant                          $ 138,558          $  3,349
--------------------------------------------------------------------------------------------------------

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an
      entity other than the issuer?                                     N
      [IF THE ANSWER IS "N" (NO), GO TO ITEM 131.]

129.                                                               N/A

130.                                                             N/A
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131.  Total expenses incurred by all series of Registrant during
      the current reporting period ($000's omitted)                     $1,233


132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

      811-08015




This report is signed on behalf of the depositor in the City of Montpelier and State of Vermont on February 28, 2000.


                                        NATIONAL VARIABLE ANNUITY ACCOUNT II
                                        BY:  NATIONAL LIFE INSURANCE COMPANY
                                             (Name of Depositor)


                                        By:  /S/ Gregory H. Doremus
                                             ---------------------------
                                             Senior Vice President